Income Tax Recovery (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Contingency [Line Items]
Unrecognized Tax Benefits	$ 45,797	$ 29,384	$ 49,124	$ 49,579
Increases for positions related to the current year	2,890	2,290
Increases for positions related to prior years	3,955	2,906
Decreases for positions taken in prior years	0	(15,164)
Settlements with tax authority	0	(8,556)
Decreases related to statute of limitations	(9,988)	(961)
Foreign exchange gain	$ (184)	$ (710)